Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term Investments
Investments in equity method investees		¥ 736,551	¥ 563,896
Equity investments with readily determinable fair values		612,465	828,260
Equity investments without readily determinable fair values		3,897,092	1,292,620
Total	$ 763,015	¥ 5,246,108	¥ 2,684,776